TAXES - Income Tax Assessments (Details) - Indian Tax Authorities - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2013	Dec. 31, 2016
Income tax examination
Tax assessment notice amount		$ 866	$ 789
Income Tax Examination, Year under Examination			2009
Income Tax Examination, Likelihood of Unfavorable Settlement			The company believes it will prevail on these matters.
New assessment period	18 months
Prepaid taxes			$ 568